Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Central Index Key	dei_EntityCentralIndexKey	0000885709
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Payden Low Duration Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	prig885709_SupplementTextBlock
Payden Low Duration Fund
Supplement dated March 12, 2012 to Prospectus dated February 28, 2012
This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.
The discussion of the “Principal Investment Strategies” for the Payden Global Low Duration Fund (formerly the Payden Global Short Bond Fund) begins on page 31 of the Prospectus dated February 28, 2012. The fifth bullet point under the heading “Principal Investment Strategies” is incorrect. Instead, the bullet point should read as follows:

•	The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.